Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
June 30, 2024
ADESII-NPRT3-0824
1.804793.120
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	185,900	6,046,299
Entertainment - 0.9%
The Walt Disney Co.	202,600	20,116,154
Universal Music Group NV	730,500	21,731,104
		41,847,258
Interactive Media & Services - 7.5%
Alphabet, Inc.:
Class A	557,000	101,457,550
Class C	481,260	88,272,709
Match Group, Inc. (b)	307,700	9,347,926
Meta Platforms, Inc. Class A	267,139	134,696,827
Reddit, Inc. Class B (g)	5,200	332,228
Snap, Inc. Class A (b)	1,120,934	18,618,714
		352,725,954
Media - 1.8%
Charter Communications, Inc. Class A (b)	8,200	2,451,472
Comcast Corp. Class A	1,777,800	69,618,648
Interpublic Group of Companies, Inc.	476,600	13,864,294
		85,934,414
TOTAL COMMUNICATION SERVICES		486,553,925
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	241,500	3,240,930
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	26,100	5,043,825
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	14,100	55,857,150
Expedia Group, Inc. (b)	64,600	8,138,954
Marriott International, Inc. Class A	62,900	15,207,333
Starbucks Corp.	82,000	6,383,700
		85,587,137
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	77,500	8,803,225
Sony Group Corp. sponsored ADR	27,300	2,319,135
Whirlpool Corp.	25,600	2,616,320
		13,738,680
Specialty Retail - 0.9%
JD Sports Fashion PLC	2,974,200	4,492,825
Lowe's Companies, Inc.	161,800	35,670,428
RH (b)	14,900	3,642,156
		43,805,409
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	12,550	1,961,351
NIKE, Inc. Class B	33,200	2,502,284
		4,463,635
TOTAL CONSUMER DISCRETIONARY		155,879,616
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Diageo PLC sponsored ADR	102,100	12,872,768
Keurig Dr. Pepper, Inc.	931,700	31,118,780
Pernod Ricard SA	19,100	2,591,667
The Coca-Cola Co.	565,200	35,974,980
		82,558,195
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (b)	122,700	8,111,697
Sysco Corp.	279,100	19,924,949
Target Corp.	86,900	12,864,676
U.S. Foods Holding Corp. (b)	152,500	8,079,450
Walmart, Inc.	284,100	19,236,411
		68,217,183
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	81,200	8,639,680
Haleon PLC ADR	3,508,900	28,983,514
Kenvue, Inc.	1,497,613	27,226,604
		64,849,798
Tobacco - 0.2%
Altria Group, Inc.	177,500	8,085,125
Philip Morris International, Inc.	37,300	3,779,609
		11,864,734
TOTAL CONSUMER STAPLES		227,489,910
ENERGY - 9.4%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	60,300	5,741,163
Oil, Gas & Consumable Fuels - 9.3%
Cameco Corp.	16,900	831,480
Exxon Mobil Corp.	2,531,307	291,404,062
Galp Energia SGPS SA	370,600	7,827,400
Imperial Oil Ltd. (c)	822,600	56,088,687
Kosmos Energy Ltd. (b)	1,388,701	7,693,404
MEG Energy Corp. (b)	905,300	19,369,271
Shell PLC ADR	761,700	54,979,506
		438,193,810
TOTAL ENERGY		443,934,973
FINANCIALS - 16.4%
Banks - 11.4%
Bank of America Corp.	3,159,415	125,649,935
HDFC Bank Ltd. sponsored ADR	15,900	1,022,847
JPMorgan Chase & Co.	270,100	54,630,426
M&T Bank Corp.	115,300	17,451,808
PNC Financial Services Group, Inc.	294,316	45,760,252
U.S. Bancorp	803,542	31,900,617
Wells Fargo & Co.	4,352,650	258,503,884
		534,919,769
Capital Markets - 2.1%
3i Group PLC	56,200	2,165,999
Charles Schwab Corp.	41,200	3,036,028
CME Group, Inc.	5,100	1,002,660
KKR & Co. LP	367,085	38,632,025
Moody's Corp.	6,900	2,904,417
Morgan Stanley	133,600	12,984,584
MSCI, Inc.	2,800	1,348,900
Northern Trust Corp.	405,795	34,078,664
Raymond James Financial, Inc.	32,450	4,011,145
		100,164,422
Financial Services - 2.5%
Corpay, Inc. (b)	17,600	4,688,816
Edenred SA	147,400	6,221,185
Fidelity National Information Services, Inc.	29,500	2,223,120
Global Payments, Inc.	39,900	3,858,330
MasterCard, Inc. Class A	38,600	17,028,776
PayPal Holdings, Inc. (b)	94,700	5,495,441
Visa, Inc. Class A	297,400	78,058,578
		117,574,246
Insurance - 0.4%
Arthur J. Gallagher & Co.	32,500	8,427,575
Chubb Ltd.	36,600	9,335,928
		17,763,503
TOTAL FINANCIALS		770,421,940
HEALTH CARE - 11.7%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	42,000	10,206,000
Argenx SE ADR (b)	6,600	2,838,264
Merus BV (b)	51,800	3,065,006
Vaxcyte, Inc. (b)	110,900	8,374,059
		24,483,329
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	40,300	4,187,573
Becton, Dickinson & Co.	40,600	9,488,626
Boston Scientific Corp. (b)	991,451	76,351,642
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	189,822	4,783,514
Solventum Corp.	55,375	2,928,230
		97,739,585
Health Care Providers & Services - 5.1%
Cardinal Health, Inc.	240,700	23,665,624
Cigna Group	170,900	56,494,413
CVS Health Corp.	167,700	9,904,362
Guardant Health, Inc. (b)	80,400	2,321,952
Humana, Inc.	58,600	21,895,890
McKesson Corp.	74,780	43,674,511
UnitedHealth Group, Inc.	154,300	78,578,818
		236,535,570
Life Sciences Tools & Services - 0.4%
Danaher Corp.	71,400	17,839,290
Thermo Fisher Scientific, Inc.	3,500	1,935,500
		19,774,790
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	756,800	31,429,904
Eli Lilly & Co.	49,020	44,381,728
Galderma Group AG	65,500	5,391,931
GSK PLC sponsored ADR	805,400	31,007,900
Johnson & Johnson	186,857	27,311,019
UCB SA	199,700	29,663,591
		169,186,073
TOTAL HEALTH CARE		547,719,347
INDUSTRIALS - 15.8%
Aerospace & Defense - 9.5%
Airbus Group NV	117,800	16,167,663
Bombardier, Inc. Class B (sub. vtg.) (b)	130,900	8,394,326
Embraer SA sponsored ADR (b)	237,900	6,137,820
General Dynamics Corp.	54,100	15,696,574
General Electric Co.	1,553,759	247,001,068
Huntington Ingalls Industries, Inc.	39,000	9,606,870
Loar Holdings, Inc.	4,500	240,345
Rolls-Royce Holdings PLC (b)	748,300	4,297,667
Spirit AeroSystems Holdings, Inc. Class A (b)	499,300	16,411,991
Textron, Inc.	42,000	3,606,120
The Boeing Co. (b)	649,800	118,270,098
		445,830,542
Air Freight & Logistics - 1.5%
FedEx Corp.	76,600	22,967,744
United Parcel Service, Inc. Class B	332,700	45,529,995
		68,497,739
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	282,200	5,150,150
GFL Environmental, Inc.	99,400	3,871,227
Veralto Corp.	25,833	2,466,277
		11,487,654
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	17,900	348,692
Electrical Equipment - 3.0%
Acuity Brands, Inc.	30,400	7,339,776
GE Vernova LLC	447,414	76,735,975
Hubbell, Inc. (d)	36,818	13,456,243
Regal Rexnord Corp.	74,100	10,019,802
Vertiv Holdings Co.	403,900	34,965,623
		142,517,419
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	282,900	14,122,368
Machinery - 1.0%
Allison Transmission Holdings, Inc.	66,000	5,009,400
Chart Industries, Inc. (b)	42,600	6,148,884
Cummins, Inc.	24,400	6,757,092
Deere & Co.	7,500	2,802,225
Fortive Corp.	112,100	8,306,610
Mitsubishi Heavy Industries Ltd.	254,200	2,736,483
Nordson Corp.	7,200	1,669,968
Otis Worldwide Corp.	71,750	6,906,655
Stanley Black & Decker, Inc.	34,900	2,788,161
Westinghouse Air Brake Tech Co.	31,002	4,899,866
		48,025,344
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	34,400	4,005,536
Professional Services - 0.1%
Equifax, Inc.	15,900	3,855,114
Trading Companies & Distributors - 0.1%
Watsco, Inc.	6,800	3,150,032
TOTAL INDUSTRIALS		741,840,440
INFORMATION TECHNOLOGY - 23.7%
IT Services - 0.3%
EPAM Systems, Inc. (b)	9,300	1,749,423
IBM Corp.	43,000	7,436,850
Twilio, Inc. Class A (b)	80,000	4,544,800
		13,731,073
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	46,200	10,545,612
Applied Materials, Inc.	81,500	19,233,185
BE Semiconductor Industries NV	3,700	618,747
Broadcom, Inc.	22,400	35,963,872
Lam Research Corp.	15,200	16,185,720
Marvell Technology, Inc.	510,767	35,702,613
NVIDIA Corp.	1,832,300	226,362,342
Qualcomm, Inc.	87,190	17,366,504
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,900	22,577,919
Teradyne, Inc.	58,200	8,630,478
		393,186,992
Software - 12.2%
Adobe, Inc. (b)	73,200	40,665,528
Autodesk, Inc. (b)	55,700	13,782,965
Dassault Systemes SA	69,500	2,613,268
DoubleVerify Holdings, Inc. (b)	64,200	1,249,974
Elastic NV (b)	67,100	7,643,361
Intuit, Inc.	23,100	15,181,551
Microsoft Corp.	846,400	378,298,475
Oracle Corp.	331,300	46,779,560
PTC, Inc. (b)	32,900	5,976,943
Sage Group PLC	307,500	4,231,116
Salesforce, Inc.	17,700	4,550,670
SAP SE sponsored ADR (c)	238,300	48,067,493
Workday, Inc. Class A (b)	12,900	2,883,924
		571,924,828
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	614,800	129,489,176
Samsung Electronics Co. Ltd.	124,990	7,381,469
		136,870,645
TOTAL INFORMATION TECHNOLOGY		1,115,713,538
MATERIALS - 1.9%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	29,500	7,612,475
Sherwin-Williams Co.	7,400	2,208,382
		9,820,857
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	3,293,000	43,255,151
Freeport-McMoRan, Inc.	478,879	23,273,519
Ivanhoe Mines Ltd. (b)	1,076,700	13,891,126
		80,419,796
TOTAL MATERIALS		90,240,653
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	61,800	12,012,684
Crown Castle, Inc.	167,500	16,364,750
Equinix, Inc.	1,400	1,059,240
Simon Property Group, Inc.	39,500	5,996,100
Terreno Realty Corp.	64,700	3,828,946
		39,261,720
UTILITIES - 1.0%
Electric Utilities - 1.0%
Duke Energy Corp.	18,200	1,824,186
Edison International	38,800	2,786,228
Entergy Corp.	32,200	3,445,400
Southern Co.	489,300	37,955,001
		46,010,815
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	13,300	1,143,534
TOTAL UTILITIES		47,154,349
TOTAL COMMON STOCKS (Cost $2,490,798,242)		4,666,210,411

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (e)	38,264,345	38,271,998
Fidelity Securities Lending Cash Central Fund 5.38% (e)(f)	5,071,321	5,071,829
TOTAL MONEY MARKET FUNDS (Cost $43,343,827)		43,343,827

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,534,142,069)	4,709,554,238
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(6,201,092)
NET ASSETS - 100.0%	4,703,353,146

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Hubbell, Inc.	Chicago Board Options Exchange	200	7,309,600	470.00	09/20/24	(50,000)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,046,299 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $7,309,600.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $332,228 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	69,621,984	202,112,901	233,462,684	2,285,385	(203)	-	38,271,998	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	38,411,956	284,879,900	318,220,027	96,873	-	-	5,071,829	0.0%
Total	108,033,940	486,992,801	551,682,711	2,382,258	(203)	-	43,343,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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